Taxes - Income tax - Deferred tax assets and liabilities by type - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 7,181	€ 7,852	€ 7,975
Unrecognized deferred tax assets	(3,712)	(4,153)	(4,078)
Netting assets	(1,644)	(1,583)	(1,467)
Total asset	1,825	2,116	2,430
Deferred tax liability	2,255	2,241	2,346
Netting liabilities	(1,644)	(1,583)	(1,467)
Total liability	611	658	879
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	842	995	1,046
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	790	821	759
Deferred tax liability	1,139	1,157	1,248
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,011	4,436	4,666
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,538	1,600	1,504
Deferred tax liability	€ 1,116	€ 1,084	€ 1,098